Acquisitions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions, Goodwill and Intangible Assets
Schedule of Consideration of acquisition of Yizhibo was allocated based on their fair value of the assets acquired and the liabilities assumed

As of Acquisition Date
(In thousands)
Consideration	$50,000

Property and equipment, net	466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total
	(In thousands)
Balance as of December 31, 2017	$2,318	$11,102	$13,420
Acquisition of Yizhibo	27,152	—	27,152
Impairment	—	(10,554)	(10,554)
Currency translation adjustment	(124)	(548)	(672)
Balance as of December 31, 2018	$29,346	$—	$29,346
Currency translation adjustment	(357)	—	(357)
Balance as of December 31, 2019	$28,989	$—	$28,989

Table summarizes the Group's intangible assets arising from acquisitions

	As of December 31, 2018			As of December 31, 2019
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
	(In thousand)			(In thousand)
Technology	$8,978	$(2,594)	$6,384	$8,869	$(3,351)	$5,518
Trademark and Domain name	5,623	(147)	5,476	5,555	(724)	4,831
Supplier-relationship	9,738	(495)	9,243	9,619	(2,444)	7,175
Others	2,326	(2,326)	—	2,298	(2,298)	—
Total	$26,665	$(5,562)	$21,103	$26,341	$(8,817)	$17,524

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2020	$3,323
2021	3,323
2022	3,323
2023	2,677
2024 and thereafter	4,878
Total expected amortization expense	$17,524